Components of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block Supplement [Abstract]
Accumulated Other Comprehensive Income/(Loss)
The following table provides the changes in accumulated other comprehensive income/(loss) by component, net of tax, for the years ended December 31, 2016, 2015 and 2014:

	Securities AFS	Cash Flow Hedges	Pension and Post-retirement Plans	Total
(Dollars in thousands)
Balance as of December 31, 2013	$(11,241)	$-	$(138,768)	$(150,009)
Net unrealized gains/(losses)	29,822	-	(71,173)	(41,351)
Amounts reclassified from AOCI	-	-	3,114	3,114
Other comprehensive income/(loss)	29,822	-	(68,059)	(38,237)
Balance as of December 31,2014	18,581	-	(206,827)	(188,246)
Net unrealized gains/(losses)	(14,055)	-	(11,117)	(25,172)
Amounts reclassified from AOCI	(1,132)	-	358	(774)
Other comprehensive income/(loss)	(15,187)	-	(10,759)	(25,946)
Balance as of December 31, 2015	3,394	-	(217,586)	(214,192)
Net unrealized gains/(losses)	(19,709)	130	(16,322)	(35,901)
Amounts reclassified from AOCI	(917)	(1,395)	4,751	2,439
Other comprehensive income/(loss)	(20,626)	(1,265)	(11,571)	(33,462)
Balance as of December 31, 2016	$(17,232)	$(1,265)	$(229,157)	$(247,654)

Reclassification Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications from AOCI, and related tax effects, were as follows:
(Dollars in thousands)
Details about AOCI	2016	2015	2014	Affected line item in the statement where net income is presented
Securities AFS:
Realized (gains)/losses on securities AFS	$(1,485)	$(1,836)	$-	Debt securities gains/(losses), net
Tax expense/(benefit)	568	704	-	Provision/(benefit) for income taxes
	(917)	(1,132)	-
Cash flow hedges:
Realized (gains)/losses on cash flow hedges	(2,260)	-	-	Interest and fees on loans
Tax expense/(benefit)	865	-	-	Provision/(benefit) for income taxes
	(1,395)	-	-
Pension and Postretirement Plans:
Amortization of prior service cost and net actuarial gain/(loss)	7,697	580	5,075	Employee compensation, incentives, and benefits
Tax expense/(benefit)	(2,946)	(222)	(1,961)	Provision/(benefit) for income taxes
	4,751	358	3,114
Total reclassification from AOCI	$2,439	$(774)	$3,114